Income Taxes (Unrecognized Tax Benefits Roll Forward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of beginning of the year	$ 6,308	$ 10,295	$ 15,825
Additions of tax positions of prior years	3,815	4,955	0
Settlements	0	(5,843)	0
Reductions due to lapse of the statute of limitations	(4,196)	(3,054)	(4,715)
Foreign currency exchange change	(2)	(45)	(815)
Balance as of end of the year	$ 5,925	$ 6,308	$ 10,295